DISTRIBUTIONS - Disclosure of Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of classes of share capital [line items]
Partnership distributions	$ (1,352)		$ (1,190)	[1]	$ (1,083)	[2]
Partnership preferred distributions	(66)	[3]	(67)	[1]	(51)	[2]
Total Distributions	$ (1,418)		$ (1,257)		$ (1,134)
Preferred unitholders (usd per share)	$ 1.06		$ 1.05		$ 0.97
Non-controlling interest— BIPC exchangeable shares
Disclosure of classes of share capital [line items]
Partnership distributions	$ (160)		$ (115)	[1]	$ (66)	[2]
Partnership preferred distributions	$ (9)	[3]	$ (8)	[1]	$ (3)	[2]
Partnership distributions (usd per share)	$ 1.44		$ 1.36		$ 1.29
Non-controlling Interest - Exchange LP Units, equity
Disclosure of classes of share capital [line items]
Partnership distributions	$ (11)	[4]	$ (7)	[1],[5]	$ (4)	[2]
Partnership distributions (usd per share)	$ 1.44		$ 1.36		$ 1.29
Preferred Unitholders Capital
Disclosure of classes of share capital [line items]
Partnership preferred distributions	$ (50)		$ (67)		$ (51)
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Partnership distributions	$ (16)		$ 0		$ 0
Partnership distributions (usd per share)	$ 1.28		$ 0		$ 0
Limited Partners
Disclosure of classes of share capital [line items]
Partnership distributions	$ (660)		$ (608)	[1]	$ (588)	[2]
Partnership preferred distributions	$ (38)	[3]	$ (41)	[1]	$ (35)	[2]
Partnership distributions (usd per share)	$ 1.44		$ 1.36		$ 1.29
General Partner
Disclosure of classes of share capital [line items]
Partnership distributions	$ (244)		$ (209)	[1]	$ (185)	[2]
Partnership distributions (usd per share)	$ 1.44		$ 1.36		$ 1.29
Non-controlling Interest - Redeemable Partnership Units
Disclosure of classes of share capital [line items]
Partnership distributions	$ (277)		$ (251)	[1]	$ (240)	[2]
Partnership preferred distributions	$ (19)	[3]	$ (18)	[1]	$ (13)	[2]
Partnership distributions (usd per share)	$ 1.44		$ 1.36		$ 1.29

[1]	Refer to Note 30, Distributions.
[2]	Refer to Note 30, Distributions.
[3]	Refer to Note 30, Distributions.
[4]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[5]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.